Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Leases [Abstract]
Schedule of Information Related to Leases	Information related to operating leases, including leases associated with our discontinued operations, was as follows:

	Six Months Ended
(in millions)	June 27, 2020	June 26, 2021
Cash paid for amounts included in the measurement of lease liabilities	$20	$19
Right-of-use assets obtained in exchange for lease obligations	14	20
Lease expense from continuing operations	$9	$7
Lease expense from discontinued operations	10	11

Total lease expense	$19	$18

As of December 26, 2020, we have operating leases for corporate offices and data centers and no significant finance leases. Information related to operating leases, including leases associated with our discontinued operations, was as follows:

	Year Ended
(in millions)	December 28, 2019	December 26, 2020
Cash paid for amounts included in the measurement of lease liabilities	$38	$38
Right-of-use assets obtained in exchange for lease obligations	48	24
Lease expense from continuing operations	21	16
Lease expense from discontinued operations	25	21

Total lease expense	$46	$37

Schedule of Balance Sheet Information Related to Leases
Balance sheet information related to leases, excluding leases associated with our discontinued operations, was as follows:

(in millions)	December 26, 2020	June 26, 2021
Other long-term assets	$33	$31

Lease liabilities, current portion	$10	$9
Other long-term liabilities	37	34

Total lease liabilities	$47	$43

Weighted Average Remaining Lease Term (in years)	8	8
Weighted Average Discount Rate (percentage)	6.3%	6.1%

Balance sheet information related to leases, excluding leases associated with our discontinued operations, was as follows:

(in millions)	December 28, 2019	December 26, 2020
Other long-term assets	$37	$33

Lease liabilities, current portion	$13	$10
Other long-term liabilities	38	37

Total lease liabilities	$51	$47

Weighted Average Remaining Lease Term (in years)	8	8
Weighted Average Discount Rate (percentage)	6.3%	6.3%

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities, excluding lease liabilities associated with our discontinued operations, were as follows:

(in millions)	June 26, 2021
Remainder of 2021	$5
2022	8
2023	6
2024	5
2025	5
Thereafter	26

Total lease payments	55
Less imputed interest	(12)

Total lease liabilities	$43

Maturities of lease liabilities, excluding lease liabilities associated with our discontinued operations, were as follows:

(in millions)	December 26, 2020
2021	$11
2022	7
2023	6
2024	5
2025	5
Thereafter	26

Total lease payments	60
Less imputed interest	(13)

Total lease liabilities	$47